NB Crossroads Private Markets Access Fund LLC
Consolidated Schedule of Investments
As of December 31, 2022 (Unaudited)

Description	Interest	Maturity Date	Shares or Principal Amount	Cost	Value
BANK LOANS - 1.24%
Asurion, LLC	9.63% (1-Month USD Libor + 5.25%)	01/31/2028	1,060,000	$1,067,728	$822,380
Aveanna Healthcare, LLC	8.14% (1-Month USD Libor + 3.75%)	07/17/2028	1,101,887	1,097,705	842,944
Bella Holding Co., LLC	8.13% (1-Month USD Libor + 3.75%)	04/01/2028	1,249,188	1,239,662	1,176,110
Consolidated Communications, Inc.	7.88% (1-Month USD Libor + 3.50%)	10/02/2027	1,265,000	1,265,000	1,112,934
Crosby US Acquisition Corp.	9.50% (1-Month USD Libor + 4.75%)	06/26/2026	1,254,010	1,248,942	1,195,235
TOTAL BANK LOANS				5,919,037	5,149,603

CORPORATE BONDS(A) - 3.83%
Atlas Capital Reinsurance 2022 Designated Activity Co.	11.19% (SOFR + 9.50%)	06/06/2028	500,000	500,000	460,000
Blue Halo Ltd.	12.54% (3-Month Treasury Bill + 9.75%)	02/24/2025	1,000,000	1,000,000	899,200
Cape Lookout Re Ltd.	6.46% (1-Month Treasury Bill + 3.22%)	03/22/2024	425,000	425,000	399,202
Cape Lookout Re Ltd.	8.30% (3-Month Treasury Bill + 5.00%)	03/28/2025	350,000	350,000	327,180
Cosaint Re Pte Ltd.	12.01% (1-Month Treasury Bill + 9.51%)	04/03/2024	1,000,000	1,000,000	700,000
Finca RE Ltd.	10.15% (3-Month Treasury Bill + 7.75%)	06/06/2025	1,250,000	1,250,000	1,188,000
First Coast Re III Pte Ltd.	8.45% (3-Month Treasury Bill + 6.18%)	04/07/2025	750,000	750,000	697,800
Herbie Re Ltd.	20.41% (3-Month Treasury Bill + 17.25%)	06/06/2025	500,000	500,000	350,000
Hestia Re Ltd.	12.86% (1-Month Treasury Bill + 9.50%)	04/22/2025	1,000,000	1,000,000	725,000
Hypatia Ltd.	7.55% (3-Month Treasury Bill + 7.33%)	06/07/2023	750,000	748,081	722,400
Kilimanjaro III Re Ltd.	6.14% (3-Month Treasury Bill + 5.25%)	06/25/2025	1,000,000	1,000,000	897,400
Kilimanjaro III Re Ltd.	15.55% (3-Month Treasury Bill + 12.36%)	04/20/2026	750,000	750,000	577,500
Matterhorn Re Ltd.	9.02% (SOFR + 5.75%)	12/07/2028	600,000	600,000	476,340
Mona Lisa Re Ltd.	10.10% (3-Month Treasury Bill + 7.00%)	07/08/2025	750,000	750,000	638,625
Montoya Re Ltd.	10.54% (1-Month Treasury Bill + 6.75%)	04/07/2025	750,000	750,000	698,700
Mystic Re IV Ltd.	8.54% (3-Month Treasury Bill + 5.81%)	01/08/2025	750,000	750,000	669,975
Pelican IV Re Ltd.	4.24% (1-Month Treasury Bill + 5.36%)	05/07/2024	725,000	725,000	73
Putnam RE PTE Ltd.	0.00% (1-Month Treasury Bill + 5.50%)(B)	06/07/2024	6,250	6,250	1
Residential Reinsurance 2021 Ltd.	9.25% (3-Month Treasury Bill + 9.91%)	06/06/2025	500,000	500,000	360,000
Residential Reinsurance 2021 Ltd.	6.94% (3-Month Treasury Bill + 5.22%)	06/06/2025	1,000,000	1,000,000	858,500
Residential Reinsurance 2021 Ltd.	5.25% (3-Month Treasury Bill + 3.59%)	06/06/2025	975,000	975,000	846,982
Residential Reinsurance 2021 Ltd.	4.16% (3-Month Treasury Bill + 2.50%)	06/06/2025	500,000	500,000	439,450
Sanders RE II Ltd.	14.56% (3-Month Treasury Bill + 11.77%)	04/07/2025	750,000	750,000	693,600
Tailwind RE Ltd.	11.64% (3-Month Treasury Bill + 8.75%)	01/08/2025	1,500,000	1,500,000	1,304,850
Topanga Re Ltd.	18.00% (3-Month Treasury Bill + 16.80%)	01/08/2024	300,000	300,000	284,940
Topanga Re Ltd.	7.52% (3-Month Treasury Bill + 4.99%)	01/08/2026	750,000	750,000	657,525
TOTAL CORPORATE BONDS				19,129,331	15,873,243

SHORT-TERM INVESTMENTS - 15.92%
MONEY MARKET FUND - 6.41%

Morgan Stanley Institutional Liquidity Fund Government Portfolio	4.12%(C)		26,586,785	26,586,785	26,586,785
UNITED STATES TREASURY BILLS - 9.51%
United States Treasury Bill	4.60%(D)	05/18/2023	12,000,000	11,796,461	11,796,852
United States Treasury Bill	4.62%(D)	05/18/2023	28,118,000	27,638,226	27,641,990
TOTAL UNITED STATES TREASURY BILLS				39,434,687	39,438,842
TOTAL SHORT-TERM INVESTMENTS				66,021,472	66,025,627

COMMON STOCKS - 2.18%
KKR & Co Inc.			50,837	2,080,987	2,359,854
The Blackstone Group Inc.			32,327	2,080,582	2,398,340
The Carlyle Group Inc.			60,734	2,081,215	1,812,303
Unity Software Inc.			87,120	8,005,334	2,490,761
TOTAL COMMON STOCKS				14,248,118	9,061,258

	Acquisition Type	Acquisition Dates(F)	Geographic Region(G)	Cost	Fair Value
PRIVATE FUNDS(E) - 79.19%
ACON Strategic Partners II-B, L.P.	Secondary	08/2022	North America	11,510,394	21,463,947
AFC Acquisitions, Inc.(H)	Co-Investment	04/2021-12/2022	North America	6,162,030	7,825,182
AP Safety Co-Invest, L.P.	Co-Investment	03/2022	North America	3,167,842	3,192,635
Austin Co-Investment, L.P.2	Co-Investment	03/2021	North America	845,047	10,559,171
BC Partners Galileo (1) L.P.	Secondary	07/2021-07/2022	Europe	8,802,521	11,332,636
Blackstone Growth Beverly Co-Invest L.P.	Co-Investment	02/2022	North America	4,468,071	4,591,545
Breakaway Co-investment Holding LP	Co-Investment	10/2021	Europe	3,204,082	314,732
CB Catalyst Co-Invest, L.P.	Co-Investment	11/2022	North America	5,612,015	5,600,000
CB Starfish TopCo, L.P.	Co-Investment	08/2021	North America	672,670	1,800,000
CD&R Value Building Partners I, L.P.	Co-Investment	12/2021	North America	12,022,290	12,821,490
Centerbridge Seaport Acquisition Fund, L.P.	Co-Investment	05/2022	North America	7,056,687	5,900,000
CGI Acquisitions, Inc.(H)	Co-Investment	02/2022	North America	3,100,000	5,177,000
Compass Syndication L.P.	Co-Investment	10/2021	North America	1,613,648	1,712,000
DGS Group Holdings, L.P.(H)	Co-Investment	09/2022-12/2022	North America	6,455,020	7,741,668
DIG Holdings, LLC(H)	Co-Investment	12/2022	North America	9,754,100	9,470,000
FitzWalter Capital Partners Coinvest I, L.P.(H)	Co-Investment	04/2022-08/2022	North America	5,071,583	8,958,920
Five Arrows Galliera Co-Invest SCSp	Co-Investment	08/2022	Europe	8,914,841	9,364,829
Follett Acquisition LP(H)	Co-Investment	01/2022	North America	4,060,000	4,060,000
Horizon Co-Investment, L.P.	Co-Investment	06/2022	North America	6,308,656	6,300,000
Itelyum Co-Investment L.P.	Co-Investment	09/2021	Europe	7,857,760	11,423,984
KKR Leo Co-Invest L.P.	Co-Investment	06/2021	North America	2,570,118	4,591,126
KMNOCH Investor, L.P.	Co-Investment	11/2022	North America	17,000,000	17,000,000
L Catterton Growth IV, L.P.	Primary	03/2021-12/2022	North America	10,856,312	11,182,338
Magenta Blocker Aggregator L.P.(H)	Co-Investment	07/2021-10/2021	North America	2,893,688	4,197,158
Material Co-Invest, L.P.	Co-Investment	10/2022	North America	13,687,274	13,104,525
NB Credit Opps Co-Investment (Vetcor) LP	Co-Investment	08/2022	North America	4,343,350	4,676,439
NB Lowcode Private Equity(H)	Co-Investment	04/2021-11/2022	North America	2,911,702	3,672,161
Olympus FG Holdco, L.P.	Co-Investment	08/2022	North America	5,056,682	5,056,721
Pilot Holdings, LLC	Co-Investment	12/2021	North America	7,200,000	9,504,000
Project Alpine Co-Invest Fund, L.P.	Co-Investment	06/2022	North America	10,005,681	9,000,964
Project Metal Co-Invest Fund, L.P.	Co-Investment	10/2021	North America	8,004,266	5,011,462
Project Stream Co-Invest Fund, L.P.	Co-Investment	10/2021-12/2021	North America	8,933,250	6,509,477
RealPage Property Parent, L.P.(H)	Co-Investment	04/2021	North America	6,500,000	6,958,900
RL Co-Investor Aggregator, L. P.	Co-Investment	05/2022	North America	4,317,497	4,281,866
RL Co-Investor Aggregator II L. P.	Co-Investment	03/2022	North America	3,810,854	3,786,963
Rothwell Ventures Ultimate Feeder I (Cayman) L.P.	Secondary	09/2021-10/2022	North America	6,844,630	12,047,520
SPI Parent Holding Company, LLC(H)(I)	Co-Investment	12/2021-04/2022	North America	5,789,976	11,524,569
Summit Partners Co-Invest (Optmo) SCSp	Co-Investment	10/2021	Europe	2,516,524	2,505,362
THL Automation Fund Investors (4K), L.P.	Co-Investment	03/2021-09/2022	North America	4,012,571	5,645,379
THL Fund Investors (Altar), L.P.	Co-Investment	01/2022-12/2022	North America	4,950,137	6,187,480
THL Fund Investors (Iconic), L.P.	Co-Investment	05/2022-12/2022	North America	10,001,945	10,001,630
Truelink-Vista, L.P.	Co-Investment	10/2022	North America	3,500,000	3,495,769
WP Irving Co-Invest, L.P.	Co-Investment	04/2022	North America	5,718,518	5,713,709
WWEC Holdings LP	Co-Investment	10/2022	North America	7,120,000	7,120,000
ZM Parent Holding LLC	Co-Investment	03/2022	North America	4,532,000	6,137,850
TOTAL PRIVATE FUNDS				279,736,232	328,523,107

TOTAL INVESTMENTS (Cost $385,054,190) - 102.36%					424,632,838
Other Assets & Liabilities (Net) - (2.36%)					(9,802,332)
TOTAL NET ASSETS - 100.00%					$414,830,506

(A)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”). These securities are restricted and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2022, the total value of these securities is $15,873,243, representing 3.83% of net assets.

(B)	Security is in default.

(C)	The rate is the annualized seven-day yield as of December 31, 2022.

(D)	Each issue shows the rate of the discount at the time of purchase.

(E)	Non-income producing securities, which are restricted as to resale and illiquid.

(F)	Acquisition Dates cover from the original investment date to the last acquisition date and is a required disclosure for restricted securities only.

(G)	Geographic region is based on where a private fund is headquartered and may be different from where such fund invests or operates.

(H)	The fair value of the investment was determined using a significant unobservable input.

(I)	This investment is made through the wholly owned subsidiary NB CR PMAF Blocker LLC.

  Valuation of Investments

The Fund computes the net asset value (“NAV”) for each class of Shares as of the close of business on the last business day of each month and in connection with the Fund’s offer to purchase Shares, on each date that Shares are to be repurchased, as of the date of any distribution and at such other times as the Board shall determine, in accordance with valuation principles set forth below, or may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board.

The Board has approved the Procedures pursuant to which the Fund values its investments. In December 2020, the Securities and Exchange Commission (“SEC”) adopted Rule 2a-5 under the Investment Company Act, which establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. Effective as of the compliance date of September 8, 2022, the Board approved changes to the Fund’s valuation policy to comply with Rule 2a-5 and designated NBIA as the Fund’s valuation designee (as defined in the rule). The valuation designee, with assistance from NBAA, is responsible for determining fair value in good faith for any and all Fund investments, subject to oversight by the Board.

The Adviser generally will value the Fund’s investment in Portfolio Funds and certain Direct Investments, including Direct Investments in private equity securities, using the “practical expedient” in accordance with Financial Accounting Standards Board (“FASB”) ASC Topic 820, Fair Value Measurement (“ASC 820”). ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate NAV per share or equivalent, an investor may determine fair value by using the NAV reported to the investor by the underlying investment. Portfolio Funds are generally valued based on the latest net asset value reported by a Portfolio Fund Manager or general partner. Similarly, many Direct Investments, including Direct Investments in private equity securities, are generally valued based on the valuation information provided by the lead or sponsoring private equity investors. In general, it is anticipated that such valuation information from these Portfolio Fund managers or from lead or sponsoring private equity investors will generally not be available until 60 days or more after each quarter-end. Therefore, the most recently provided valuation information about these Direct Investments and Portfolio Funds for purposes of calculating the Fund’s monthly net asset value will typically be adjusted by the Adviser pursuant to the Fund’s valuation procedures to estimate the fair value, on a monthly basis, of the interests in such Portfolio Funds or Direct Investments. To the extent the Adviser is either unable to utilize the practical expedient under ASC 820, or where the Adviser determines that use of the practical expedient is not appropriate as it will not result in a price that represents the current value of an investment, the Adviser will make a fair value determination of the value of the investment.

Domestic exchange traded equity securities (other than options) will be valued at their last sale prices as reported on the exchanges where those securities are primarily traded. If no sales of a security are reported on a particular day, the security will be valued based on its bid price for a security held long, or its ask price for a security held short, as reported by those exchanges. Securities traded primarily on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If no NOCP is available, the security will generally be valued at the latest bid price as reported on NASDAQ. In the absence of such sales or quotations, other publicly offered securities will be valued at their bid prices (or asked prices in the case of securities held short) as obtained from one or more dealers making markets for those securities.

Debt securities may be valued in accordance with the procedures described for equity securities above. In addition, debt securities may be valued by an independent pricing service approved by the Board on the basis of market quotations. The Adviser will monitor the reasonableness of valuations provided by the pricing service. Debt securities with remaining maturities of 60 days or less will be valued on the basis of amortized cost, unless other factors indicate that amortized cost is not an accurate estimate of the security’s value. If a valuation for a security is not available from an independent pricing service or if the Adviser believes in good faith that the valuation does not reflect the amount the Fund would receive on a current sale of that security, the Fund seeks to obtain quotations from brokers or dealers. If such quotations are not readily available, the Fund may use a fair value estimate made according to methods approved by the Board of Managers.

For illiquid securities for which no market quotations are available (other than interests in Portfolio Funds and certain Direct Investments, as described above) and for which independent appraisals of current value can readily be obtained, valuations will be based on such appraisals. Otherwise, valuation of illiquid securities (other than interests in Portfolio Funds and certain Direct Investments, as described above) will remain at cost except that original cost valuation will be adjusted based on a determination of such investment’s fair value.

ASC 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820 provides three levels of the fair value hierarchy as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access;

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

Level 3	Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Most Portfolio Funds and certain Direct Investments are structured as closed-end, commitment-based private investment funds to which the Fund commits a specified amount of capital upon inception of the investment (i.e., committed capital) which is then drawn down over a specified period of the investment’s life. Such investments generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Fund generally holds interests for which there is no active market, although, in some situations, a transaction may occur in the “secondary market” where an investor purchases a limited partner’s existing interest and remaining commitment.

Assumptions used by the Adviser due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations and financial condition.

The following table presents the investments carried on the Statement of Assets and Liabilities by level within the valuation hierarchy as of December 31, 2022.

Investments	Level 1	Level 2	Level 3	Net Asset Value	Total
Bank Loans	$—	$5,149,603	$—	$—	$5,149,603
Common Stocks	9,061,258	—	—	—	9,061,258
Corporate Bonds	—	15,873,243	—	—	15,873,243
Private Funds	—	—	69,585,558	258,937,549	328,523,107
Short-Term Investments	66,025,627	—	—	—	66,025,627
Total Investments	$75,086,885	$21,022,846	$69,585,558	$258,937,549	$424,632,838

Additional sector, industry, or geographic detail, if any, is included in the Schedule of Investments.

Significant Unobservable Inputs

As of December 31, 2022, the Fund had Level 3 investments valued at $69,585,558. The fair value of investments valued at $258,937,549 in the Fund’s Schedule of Investments have been valued at the unadjusted NAV by the managers of the investments.

The classification of an investment within Level 3 is based upon the significance of the unobservable inputs to the overall fair value measurement. The following table summarizes the valuation methodologies and inputs used for investments categorized in Level 3 as of December 31, 2022.

			Unobservable Inputs
Investments	Fair Value as of December 31, 2022	Valuation Methodologies	Variable	Value/Range	Weighted Average
Private Funds
Co-Investment	$57,563,218	Recent Transaction Value	N/A	N/A	N/A
Co-Investment	12,022,340	LTM EBITDA	N/A	8.7X	N/A
Total Investments	$69,585,558

During the period ended December 31, 2022, purchases of and sales from Level 3 investments were as follows:

Purchases	Sales
$27,248,417	$5,436,792

During the period ended December 31, 2022, changes in unrealized appreciation and realized gains from Level 3 investments were $15,193,336 and $55,383, respectively.

The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. During the period ended December 31, 2022 there were no transfers into or out of Level 3.

The estimated remaining life of the Fund’s investments as of December 31, 2022, is unknown at this time.

Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. The restricted securities may be valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith using methods approved by the Board.